The Avatar
                                Advantage Equity
                                 Allocation Fund









                                  Annual Report

                              For the period ended
                                December 31, 1997

Dear Shareholder,


In December Avatar launched The Equity Allocation Fund, its first mutual fund designed for the retirement market. Two additional portfolios, The Avatar Balanced Fund and The Avatar International Equity Allocation Fund, followed in January of this year. We are particularly pleased with the initial performance of the Equity Allocation Fund and believe it is positioned to take full advantage of market opportunities.

The Equity Allocation Fund follows the Avatar philosophy of participating in market gains during market upswings while protecting those gains against loss during market downturns. This has been the consistent course Avatar has followed for the past 28 years and is based on three core beliefs. One, over the long run, stocks and bonds will continue to rise, delivering solid rates of return. Two, in the short-run stocks and bonds can fall, delivering negative returns. Three, risk-averse investors want to participate in rising markets and preserve capital in periods when markets decline.

We have built on this foundation and have developed a flexible asset allocation strategy that strikes a balance between investment risk and reward. Long-term investors, such as individuals saving for their retirement, can benefit most from Avatar's approach. This is especially true when they are willing to exchange maximum return in bull markets for loss limitation in bear market phases.

So far in 1998 the market is trending upwards. The stock market shook off its early year worries and sprinted to new highs. Trading in the dollar seems to be having a strong influence on our capital markets. In the past few months we have seen a lot of volatility in the dollar, but it continues to be the currency of choice in a stressed global financial system.

Using our proprietary models to discern the market's direction, we will continue to use the investment strategies and techniques developed at Avatar to position the Fund to capture solid returns in up markets and to protect those returns during periods of market stress.

We invite you along for the ride.

/s/ Elizabeth S. Sonders

/s/ Charles M. White

SCHEDULE OF INVESTMENTS at December 31, 1997
--------------------------------------------------------------------------------
      Shares      COMMON STOCKS: 90.83%                          Market Value
--------------------------------------------------------------------------------
                  Aerospace: 1.81%
      4,200       Boeing Co.....................................    $ 205,538
      2,200       United Technologies Corp......................      160,187
                                                                    ---------
                                                                      365,725
                                                                    ---------
                  Airlines: 1.00%
      1,700       Delta Air Lines, Inc..........................      202,300
                                                                    ---------

                  Auto/Truck Parts and Equipment: 2.03%
      3,700       Federal Mogul Corp............................      149,850
      5,500       Lear Corp.*...................................      261,250
                                                                    ---------
                                                                      411,100
                                                                    ---------
                  Beverages: 1.46%
      8,100       PepsiCo, Inc..................................      295,144
                                                                    ---------

                  Chemicals: 1.75%
      4,400       Great Lakes Chemical Corp.....................      197,450
      3,500       Praxair, Inc..................................      157,500
                                                                    ---------
                                                                      354,950
                                                                    ---------
                  Computer - Software: 2.93%
      5,600       Compuware Corp.*..............................      179,375
      3,200       Microsoft Corp.*..............................      413,500
                                                                    ---------
                                                                      592,875
                                                                    ---------
                  Computer Services: 5.24%
     11,054       Cendant Corp.*................................      379,990
      5,500       Ceridian Corp.*...............................      251,969
      4,600       Compaq Computer Corp..........................      259,612
      2,400       Intel Corp....................................      168,525
                                                                    ---------
                                                                    1,060,096
                                                                    ---------
                  Cosmetics and Toiletries: 3.63%
      4,800       Colgate Palmolive Co..........................      352,800
      3,800       Gillette Co...................................      381,662
                                                                    ---------
                                                                      734,462
                                                                    ---------
                  Cruise Lines: 1.42%
      5,200       Carnival Corp., Class A.......................      287,950
                                                                    ---------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------
                  Diversified Operations: 1.11%
      3,600       Textron.......................................    $ 225,000
                                                                    ---------

                  Electric-Integrated: 0.71%
      4,800       Entergy Corp..................................      143,700
                                                                    ---------

                  Electronic Components/Semiconductor: 0.62%
      2,200       Motorola, Inc.................................      125,538
                                                                    ---------

                  Entertainment Software: 1.16%
      6,200       Electronic Arts*..............................      234,631
                                                                    ---------

                  Finance: 5.95%
      8,000       Federal National Mortgage Assn................      456,500
      6,300       Mellon Bank Corp..............................      381,937
      6,200       Morgan Stanley Dean Witter....................      366,575
                                                                    ---------
                                                                    1,205,012
                                                                    ---------
                  Food - Baking: 0.54%
      2,900       Interstate Bakeries...........................      108,387
                                                                    ---------

                  Food - Retail: 4.02%
      7,000       Safeway, Inc.*................................      442,750
      6,600       Sara Lee Corp.................................      371,662
                                                                    ---------
                                                                      814,412
                                                                    ---------
                  Insurance: 6.82%
      5,666       Allstate Corp.................................      514,898
      8,300       SunAmerica, Inc...............................      354,825
      9,500       Travelers Group, Inc..........................      511,785
                                                                    ---------
                                                                    1,381,508
                                                                    ---------
                  Machinery - Construction: 0.72%
      2,400       Case Corp.....................................      145,050
                                                                    ---------

                  Manufacturing: 3.90%
      8,000       General Electric Co...........................      587,000
      4,300       Olin Corp.....................................      201,563
                                                                    ---------
                                                                      788,563
                                                                    ---------
See Notes to Financial Statements.

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------
                  Medical: 6.23%
      7,600       Biochem Pharma, Inc.*.........................    $ 158,650
      4,500       Bristol Meyers Squibb Co......................      425,813
      4,100       Pfizer, Inc...................................      305,706
      3,000       Warner Lambert Co.............................      372,000
                                                                    ---------
                                                                    1,262,169
                                                                    ---------
                  Money Center Banks: 5.45%
      6,300       Bank of New York, Inc.........................      364,219
      3,300       Citicorp......................................      417,244
      5,300       NationsBank Corp..............................      322,306
                                                                    ---------
                                                                    1,103,769
                                                                    ---------
                  Networking Products: 2.03%
      7,350       Cisco Systems, Inc.*..........................      410,222
                                                                    ---------

                  Oil Company: 9.27%
      5,500       Baker Hughes, Inc.............................      239,938
      2,000       Cooper Cameron Corp.*.........................      122,000
      3,900       Exxon Corp....................................      238,631
      6,100       Falcon Drilling Co., Inc.*....................      213,881
      7,400       Orxy Energy Co.*..............................      188,700
      3,000       Schlumberger, Ltd.............................      241,500
      7,100       Texaco, Inc...................................      386,063
      7,300       USX Marathon Group............................      246,375
                                                                    ---------
                                                                    1,877,088
                                                                    ---------
                  Paper: 0.70%
      3,700       Fort James Corp...............................      141,525
                                                                    ---------

                  Physical Therapy: 1.08%
      7,900       HealthSouth Corp.*............................      219,225
                                                                    ---------

                  Radio: 0.88%
      2,400       Chancellor Media Corp.*.......................      179,175
                                                                    ---------

                  Retail: 5.01%
      3,800       Dayton Hudson Corp............................      256,500
      5,400       Home Depot, Inc...............................      317,925

See Notes to Financial Statements.

--------------------------------------------------------------------------------
      Shares                                                     Market Value
--------------------------------------------------------------------------------
                  Retail, continued
      6,600       TJX Companies, Inc............................    $ 226,875
      5,400       Wal Mart Stores, Inc..........................      212,963
                                                                    ---------
                                                                    1,014,263
                                                                    ---------
                  Retail - Restaurants: 0.49%
      3,410       Tricon Global Restaurants, Inc.*..............       99,103
                                                                    ---------

                  Storage: 0.71%
      4,900       Public Storage, Inc...........................      143,938
                                                                    ---------

                  Telephone - Long Distance: 8.55%
      7,900       Airtouch Communications, Inc.*................      328,344
      6,900       AT&T Corp.....................................      422,625
      6,400       BellSouth Corp................................      360,400
      5,900       GTE Corp......................................      308,275
      3,900       Lucent Technologies, Inc......................      311,512
                                                                    ---------
                                                                    1,731,156
                                                                    ---------
                  Tobacco: 2.28%
     10,200       Philip Morris Companies, Inc..................      462,187
                                                                    ---------

                  Transportation: 1.33%
      2,900       Burlington Northern Santa Fe..................      269,519
                                                                    ---------

                  Total Common Stocks (cost $18,317,177)........   18,389,742
                                                                   ----------

Principal Amount  SHORT-TERM INVESTMENTS: 9.15%
--------------------------------------------------------------------------------
 $1,500,000       Federal Home Loan Mortgage Corp.,
                  5.70%,  due 1/23/1998.........................    1,494,775
    357,304       Star Treasury Fund, 5.72% ....................      357,304
                                                                    ---------

                  Total Short-term Investments
                     (cost $1,852,079)..........................    1,852,079
                                                                    ---------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                 Market Value
--------------------------------------------------------------------------------
                  Total Investments in Securities
                     (cost $20,169,256+): 99.98% ...............  $20,241,821
                  Other Assets less Liabilities: 0.02%..........        4,164
                                                                  -----------
                  Total Net Assets: 100.0% .....................  $20,245,985
                                                                  ===========

*Denotes a non-income producing security.

+At December 31, 1997,  the cost of securities  for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                  Gross unrealized appreciation.................  $   450,117
                  Gross unrealized depreciation.................     (377,552)
                                                                  -----------
                      Net unrealized appreciation...............  $    72,565
                                                                  ===========

STATEMENT OF ASSETS AND LIABILITIES at December 31, 1997
--------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value
      (identified cost $20,169,256) ..........................    $20,241,821
   Dividends and interest receivable..........................         24,672
   Deferred organization costs................................         34,463
   Prepaid expenses...........................................          2,638
                                                                  -----------
         Total assets ........................................     20,303,594
                                                                  -----------

LIABILITIES
   Payables:
      Advisory fee............................................         10,019
      Administration fee......................................          2,356
      Distribution fees.......................................          3,820
      Organization costs payable..............................         35,000
   Accrued expenses...........................................          6,414
                                                                  -----------
         Total liabilities....................................         57,609
                                                                  -----------

NET ASSETS ...................................................    $20,245,985
                                                                  ===========

   Net asset value, offering and redemption price per share
      ($20,245,985/2,020,959 shares outstanding; unlimited
      number of shares authorized without par value)..........         $10.02
                                                                       ======

COMPONENTS OF NET ASSETS
   Paid-in capital ...........................................    $20,208,205
   Undistributed net investment income........................          3,528
   Accumulated net realized loss on investments...............        (38,313)
   Net unrealized appreciation of investments.................         72,565
                                                                  -----------
      Net assets .............................................    $20,245,985
                                                                  ===========

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Period from December 3, 1997* through December 31, 1997
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Income
      Dividends...............................................       $ 21,714
      Interest................................................          7,683
                                                                     --------
         Total income.........................................         29,397
                                                                     --------


   Expenses
      Advisory fee (Note 3)...................................         12,099
      Distribution fees (Note 3)..............................          3,820
      Administration fee (Note 3).............................          2,356
      Custodian and accounting fees...........................          1,627
      Transfer agent fees.....................................            997
      Professional fees.......................................          1,151
      Amortization of deferred organization costs.............            537
      Reports to shareholders.................................            537
      Trustees' fees..........................................            460
      Miscellaneous...........................................            424
      Registration fees.......................................            102
                                                                     --------
         Total expenses.......................................         24,110
         Less: expenses reimbursed............................         (2,080)
                                                                     --------
         Net expenses.........................................         22,030
                                                                     --------
            Net investment income ............................          7,367
                                                                     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss from security transactions............        (38,313)
      Net change in unrealized appreciation
        of investments........................................         72,565
                                                                     --------
         Net gain on investments..............................         34,252
                                                                     --------
            Net Increase in Net Assets Resulting
              from Operations ................................       $ 41,619
                                                                     ========

*Commencement of operations.


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                              December 3, 1997*
                                                                   through
                                                              December 31, 1997
--------------------------------------------------------------------------------
NET INCREASE IN ASSETS FROM
OPERATIONS
Net investment income.........................................     $    7,367
Net realized loss from security transactions..................        (38,313)
Net change in unrealized appreciation of securities...........         72,565
                                                                   ----------
   Net increase in net assets resulting
     from operations .........................................         41,619
                                                                   ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.........................................         (3,839)
                                                                   ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
  in outstanding shares (a)...................................     20,208,205
                                                                   ----------

   Total increase in net assets ..............................     20,245,985

NET ASSETS
Beginning of period...........................................            -0-
                                                                   ----------
End of period (including undistributed net
  investment income of $3,528)................................    $20,245,985
                                                                  ===========

(a) A summary of capital share transactions is as follows:

                                                        December 3, 1997*
                                                             through
                                                        December 31, 1997
                                                      --------------------

                                                      Shares        Value
                                                      ------        -----
      Shares sold................................    2,020,575    $20,204,366
      Shares issued in reinvestment
        of distributions.........................          384          3,839
      Shares redeemed............................           (0)            (0)
                                                     ---------    -----------
      Net increase...............................    2,020,959    $20,208,205
                                                     =========    ===========

*Commencement of operations.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period
--------------------------------------------------------------------------------
                                                              December 3, 1997*
                                                                   through
                                                              December 31, 1997

--------------------------------------------------------------------------------
Net asset value, beginning of period........................       $ 10.00
Income from investment operations:
   Net investment income....................................          0.01
   Net realized and unrealized gain on investments..........          0.02
                                                                   -------
Total from investment operations............................          0.03
                                                                   -------

Less distributions:
   Dividends from net investment income.....................         (0.01)
                                                                   -------

Net asset value, end of period..............................       $ 10.02
                                                                   =======

Total return................................................          0.22%#

Ratios/supplemental data:
Net assets, end of period (thousands).......................       $20,246

Ratio of expenses to average net assets:
   Before expense reimbursement.............................          1.52%+
   After expense reimbursement..............................          1.39%+

Ratio of net investment income to average net assets:
   Before expense reimbursement.............................          0.33%+
   After expense reimbursement..............................          0.47%+

Portfolio turnover rate.....................................          2.48%#

Average commission rate paid per share......................       $0.0598

*Commencement of operations.

#Not annualized.

+Annualized.


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at December 31, 1997
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Avatar Advantage Equity Allocation Fund (the "Fund") is a diversified series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is seeking long-term capital appreciation. The Fund seeks to achieve its objective by investing in equity securities during rising stock markets and limiting losses during declining markets. The Fund began operations on December 3, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may
            differ  from  generally  accepted   accounting   principles.

--------------------------------------------------------------------------------

      D. Deferred Organization Costs. The Fund has incurred expenses of $35,000 in connection with the organization of the Fund. These costs have been deferred and are being amortized on a straight-line basis through the period ending December 2, 2002.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY
            TRANSACTIONS

      For the period ended December 31, 1997, Avatar Investors Associates Corp. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 0.85% based upon the average daily net assets of the Fund.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.50% of average net assets, annually. Any such reductions made by the Advisor in its fees or payments may be reimbursed by the Fund, subject to approval by the Board of Trustees, if the Fund is able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended December 31, 1997, the Advisor has reimbursed the Fund in the amount of $2,080.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of net assets, subject to a $30,000 minimum.

--------------------------------------------------------------------------------

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 1997 were $18,812,221 and $456,730, respectively.

                          INDEPENDENT AUDITOR'S REPORT


The Board of Trustees
The Avatar Advantage Equity
   Allocation Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Avatar Advantage Equity Allocation Fund as of December 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the period from December 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Avatar Advantage Equity Allocation Fund as of December 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGLADREY & PULLEN. LLP


New York, New York
February 18, 1998

                                     Advisor
                        Avatar Investors Associates Corp.
                                900 Third Avenue
                            New York, New York 10022


                                   Distributor
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 Transfer Agent
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                  888-263-6452


                                     Auditor
                             McGladrey & Pullen LLP
                           555 Fifth Avenue, 8th Floor
                             New York, NY 10017-2416


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.